Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(11.60%)
Since Inception	1.58%	[1]
Fidelity Advisor Freedom Blend Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(13.39%)
Since Inception	0.47%	[2]
Fidelity Advisor Freedom Blend Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(15.22%)
Since Inception	0.14%	[3]
Fidelity Advisor Freedom Blend Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(16.98%)
Since Inception	(0.15%)	[4]
Fidelity Advisor Freedom Blend Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.14%)
Since Inception	(1.22%)	[4]
Fidelity Advisor Freedom Blend Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.79%)
Since Inception	(0.41%)	[4]
Fidelity Advisor Freedom Blend Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(11.67%)
Since Inception	1.49%	[5]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%
F0199
Average Annual Return:
Past 1 year	(11.04%)
Since Inception	1.84%

[1]	EFrom August 31, 2018.
[2]	CFrom August 31, 2018.
[3]	BFrom August 31, 2018.
[4]	AFrom August 31, 2018.
[5]	DFrom August 31, 2018.